UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

__________________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08061

_____________________

Diamond Hill Funds

(Exact name of registrant as specified in charter)

_____________________

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Address of principal executive offices) (Zip Code)

James F. Laird, Jr.,

325 John H. McConnell Boulevard, Suite 200

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 255-3333

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1.    Schedules of Investments.

Diamond Hill Small Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 82.5%
Consumer Discretionary - 10.6%
Aaron's, Inc.^	679,118	$20,536,528
Callaway Golf Co.^	375,583	3,838,458
Carter's, Inc.	96,830	7,518,850
Global Sources Ltd.#*	884,072	7,921,285
Hillenbrand, Inc.	506,085	16,361,728
Liquidity Services, Inc.*^	242,920	6,328,066
Live Nation Entertainment, Inc.*	471,085	10,246,099
Steiner Leisure Ltd.*	679,497	31,426,735
Tenneco, Inc.*	368,580	21,403,441
Vail Resorts, Inc.	198,385	13,827,435
		139,408,625

Consumer Staples - 5.0%
B&G Foods, Inc.^	623,325	18,768,315
Core-Mark Holding Co., Inc.	24,755	1,797,213
Energizer Holdings, Inc.	267,670	26,965,076
Flowers Foods, Inc.	835,779	17,927,460
		65,458,064

Energy - 9.8%
Carrizo Oil & Gas, Inc.*	235,411	12,585,072
Cimarex Energy Co.	241,295	28,740,647
Contango Oil & Gas Co.*	156,462	7,469,496
Denbury Resources, Inc.	638,515	10,471,646
Rosetta Resources, Inc.*^	777,845	36,232,020
Southwestern Energy Co.*	177,485	8,166,085
Whiting Petroleum Corp.*	375,300	26,042,067
		129,707,033

Financials - 27.1%
Alleghany Corp.*	36,757	14,974,067
American Equity Investment Life Holding Co.^	766,500	18,104,730
Assured Guaranty Ltd.	379,152	9,600,129
Brown & Brown, Inc.	650,025	19,994,769
Endurance Specialty Holdings Ltd.^	321,160	17,288,043
Enstar Group Ltd.*	147,324	20,081,734
First Horizon National Corp.^	791,280	9,764,395
First Niagara Financial Group, Inc.	648,415	6,127,522

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 82.5% continued
Financials - 27.1% continued
First of Long Island Corp., The	159,419	$6,474,006
Fortress Investment Group LLC, Class A	1,514,980	11,210,852
Greenlight Capital Re Ltd., Class A*^	580,240	19,031,872
HCC Insurance Holdings, Inc.	727,735	33,104,665
Infinity Property & Casualty Corp.	78,316	5,296,511
iStar Financial, Inc. REIT*^	2,559,945	37,784,789
Mid-America Apartment Communities, Inc. REIT	224,204	15,306,407
National Penn Bancshares, Inc.	856,140	8,946,663
Nationstar Mortgage Holdings, Inc.*^	199,105	6,462,948
Navigators Group, Inc.*	512,243	31,446,598
Popular, Inc.*	1,001,633	31,040,606
Reinsurance Group of America	170,360	13,565,767
Sterling Bancorp	775,960	9,823,654
Winthrop Realty Trust REIT	998,360	11,570,992
		357,001,719

Health Care - 6.1%
Actavis PLC*^	18,585	3,825,722
Alere, Inc.*^	698,710	24,000,688
Greatbatch, Inc.*^	374,260	17,186,019
LifePoint Hospitals, Inc.*	75,750	4,132,163
Natus Medical, Inc.*	847,635	21,868,983
Universal American Financial Corp.	1,326,486	9,378,256
		80,391,831

Industrials - 16.1%
AAR Corp.	343,967	8,925,944
Alaska Air Group, Inc.	119,280	11,130,017
Avis Budget Group, Inc.*	1,151,280	56,067,336
Brink's Co., The	364,190	10,397,625
Corrections Corp. of America	641,908	20,104,558
Hub Group, Inc., Class A*	478,215	19,123,818
Hyster-Yale Materials Handling, Inc.	111,100	10,832,250
Kennametal, Inc.^	389,230	17,242,889
Pacer International, Inc.*	960,251	8,603,849

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 82.5% continued
Industrials - 16.1% continued
Toro Co., The	188,380	$11,903,732
TriMas Corp.*^	371,725	12,341,270
Trinity Industries, Inc.	362,255	26,107,717
		212,781,005

Information Technology - 4.5%
Broadridge Financial Solutions, Inc.	534,710	19,859,129
CSG Systems International, Inc.^	209,772	5,462,463
DST Systems, Inc.	339,200	32,152,769
Rovi Corp.*	85,985	1,958,738
		59,433,099

Utilities - 3.3%
Cleco Corp.	294,560	14,898,845
ITC Holdings Corp.^	265,083	9,900,850
UGI Corp.	402,620	18,363,498
		43,163,193

Total Common Stocks		$1,087,344,569

Registered Investment Companies - 23.8%
JPMorgan Prime Money Market Fund, 0.04%Σ	231,809,344	231,809,344
Morgan Stanley Prime Portfolio, 0.05%†Σ	81,852,413	81,852,413

Total Registered Investment Companies		$313,661,757

Total Investment Securities - 106.3%
(Cost $1,063,368,764)**		$1,401,006,326
Net Other Assets (Liabilities) - (6.3)%		(82,493,695)

Net Assets - 100.0%		$1,318,512,631

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $80,311,732.
*	Non-income producing security.
#	This security has been deemed illiquid:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Global Sources Ltd.	December-09 through May-13	$5,562,961	$7,921,285	0.6%

Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.8%
Consumer Discretionary - 9.7%
Aaron's, Inc.^	256,845	$7,766,993
Gannett Co., Inc.	137,035	3,782,166
Jarden Corp.*	87,250	5,220,168
Staples, Inc.^	546,770	6,200,372
Steiner Leisure Ltd.*	174,705	8,080,106
Whirlpool Corp.	36,145	5,402,231
		36,452,036

Consumer Staples - 12.6%
B&G Foods, Inc.^	253,603	7,635,986
ConAgra Foods, Inc.	224,910	6,978,957
Coty, Inc.	193,800	2,903,124
Energizer Holdings, Inc.	76,430	7,699,558
Flowers Foods, Inc.	466,668	10,010,029
Molson Coors Brewing Co., Class B	128,350	7,554,681
Post Holdings, Inc.*^	80,407	4,432,034
		47,214,369

Energy - 9.0%
Cimarex Energy Co.	110,250	13,131,877
Contango Oil & Gas Co.*	49,439	2,360,218
Denbury Resources, Inc.^	106,358	1,744,271
Energen Corp.	75,218	6,078,367
Noble Energy, Inc.	58,770	4,175,021
Whiting Petroleum Corp.*	90,135	6,254,468
		33,744,222

Financials - 29.2%
Alleghany Corp.*	3,809	1,551,710
American Equity Investment Life Holding Co.^	200,955	4,746,557
Brown & Brown, Inc.	249,910	7,687,232
Endurance Specialty Holdings Ltd.^	136,605	7,353,447
Enstar Group Ltd.*	14,085	1,919,926
First Horizon National Corp.	301,890	3,725,323
First Niagara Financial Group, Inc.	523,920	4,951,044
First Republic Bank	122,855	6,632,941
Greenlight Capital Re Ltd., Class A*	159,550	5,233,240
HCC Insurance Holdings, Inc.	128,305	5,836,594
Infinity Property & Casualty Corp.	21,370	1,445,253
iStar Financial, Inc. REIT*	524,605	7,743,170

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.8% continued
Financials - 29.2% continued
KeyCorp	31,690	$451,266
Mid-America Apartment Communities, Inc. REIT	77,530	5,292,973
National Penn Bancshares, Inc.	327,665	3,424,099
Nationstar Mortgage Holdings, Inc.*^	90,310	2,931,463
Navigators Group, Inc.*	57,990	3,560,006
Popular, Inc.*	218,137	6,760,066
Reinsurance Group of America	74,950	5,968,269
Willis Group Holdings plc	407,855	17,998,641
XL Group plc	132,720	4,147,500
		109,360,720

Health Care - 10.7%
Boston Scientific Corp.*	890,985	12,046,116
CareFusion Corp.*	95,875	3,856,093
Catamaran Corp.*	64,270	2,876,725
Greatbatch, Inc.*	41,905	1,924,278
LifePoint Hospitals, Inc.*	89,835	4,900,499
Orthofix International NV*	177,362	5,347,464
Quest Diagnostics, Inc.^	113,030	6,546,698
Universal American Financial Corp.	370,940	2,622,546
		40,120,419

Industrials - 11.9%
Brink's Co., The	116,375	3,322,506
Corrections Corp. of America	157,261	4,925,415
Dover Corp.^	107,093	8,754,854
Hub Group, Inc., Class A*^	272,090	10,880,879
Kennametal, Inc.^	120,120	5,321,316
Knowles Corp.*	59,106	1,865,976
Parker Hannifin Corp.	19,130	2,290,052
Southwest Airlines Co.	309,889	7,316,479
		44,677,477

Information Technology - 5.7%
Broadridge Financial Solutions, Inc.	104,950	3,897,843
Juniper Networks, Inc.*	374,215	9,639,778
Linear Technology Corp.	57,275	2,788,720
Vantiv, Inc., Class A*	165,275	4,994,611
		21,320,952

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 91.8% continued
Utilities - 3.0%
Cleco Corp.	31,195	$1,577,843
ITC Holdings Corp.^	100,480	3,752,928
UGI Corp.	126,335	5,762,139
		11,092,910

Total Common Stocks		$343,983,105

Registered Investment Companies - 20.0%
JPMorgan Prime Money Market Fund, 0.04%Σ	40,278,804	40,278,804
Morgan Stanley Prime Portfolio, 0.05%†Σ	34,799,763	34,799,763

Total Registered Investment Companies		$75,078,567

Total Investment Securities - 111.8%
(Cost $365,115,375)**		$419,061,672
Net Other Assets (Liabilities) - (11.8)%		(44,247,023)

Net Assets - 100.0%		$374,814,649

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $34,055,752.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Mid Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 94.1%
Consumer Discretionary - 9.6%
Aaron's, Inc.	7,354	$222,385
Dollar General Corp.*	1,658	91,986
Gannett Co., Inc.	3,735	103,086
Jarden Corp.*	2,452	146,703
Mattel, Inc.	2,827	113,391
Staples, Inc.	14,342	162,638
Whirlpool Corp.	1,136	169,787
		1,009,976

Consumer Staples - 14.5%
B&G Foods, Inc.	6,935	208,813
ConAgra Foods, Inc.	6,165	191,300
Coty, Inc.	5,225	78,271
Energizer Holdings, Inc.	2,310	232,709
Flowers Foods, Inc.	13,506	289,704
Molson Coors Brewing Co., Class B	3,562	209,659
Post Holdings, Inc.*	3,044	167,785
Sysco Corp.	4,120	148,856
		1,527,097

Energy - 10.6%
Cimarex Energy Co.	3,248	386,870
Energen Corp.	2,120	171,317
Noble Energy, Inc.	3,956	281,035
Southwestern Energy Co.*	2,543	117,003
Whiting Petroleum Corp.*	2,424	168,201
		1,124,426

Financials - 29.0%
Alleghany Corp.*	188	76,587
American Equity Investment Life Holding Co.	4,738	111,912
Brown & Brown, Inc.	7,205	221,626
Endurance Specialty Holdings Ltd.	4,955	266,728
Enstar Group Ltd.*	720	98,143
First Horizon National Corp.	8,225	101,497
First Niagara Financial Group, Inc.	16,478	155,717
First Republic Bank	2,865	154,681
HCC Insurance Holdings, Inc.	4,335	197,199
KeyCorp	3,726	53,058
Mid-America Apartment Communities, Inc. REIT	2,881	196,686
National Penn Bancshares, Inc.	11,033	115,295

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 94.1% continued
Financials - 29.0% continued
Nationstar Mortgage Holdings, Inc.*	3,061	$99,360
Popular, Inc.*	6,091	188,760
Progressive Corp.	3,667	88,815
Reinsurance Group of America	2,584	205,764
SunTrust Banks, Inc.	2,037	81,052
Willis Group Holdings plc	11,507	507,803
XL Group plc	4,711	147,219
		3,067,902

Health Care - 8.6%
Boston Scientific Corp.*	31,198	421,797
CareFusion Corp.*	3,191	128,342
Catamaran Corp.*	1,725	77,211
LifePoint Hospitals, Inc.*	1,940	105,827
Quest Diagnostics, Inc.	3,016	174,687
		907,864

Industrials - 12.9%
Brink's Co., The	2,929	83,623
Corrections Corp. of America	5,457	170,913
Dover Corp.	3,875	316,782
Hub Group, Inc., Class A*	6,365	254,536
Kennametal, Inc.	3,481	154,208
Knowles Corp.*	1,812	57,205
Parker Hannifin Corp.	1,166	139,582
Southwest Airlines Co.	7,933	187,298
		1,364,147

Information Technology - 5.8%
Broadridge Financial Solutions, Inc.	2,530	93,964
Juniper Networks, Inc.*	10,561	272,051
Linear Technology Corp.	2,195	106,875
Vantiv, Inc., Class A*	4,600	139,012
		611,902

Utilities - 3.1%
Cleco Corp.	1,073	54,272
ITC Holdings Corp.	2,874	107,344
UGI Corp.	3,618	165,017
		326,633

Total Common Stocks		$9,939,947

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Registered Investment Company - 5.8%
JPMorgan Prime Money Market Fund, 0.04%Σ	611,860	$611,860

Total Investment Securities - 99.9%
(Cost $10,470,711)**		$10,551,807
Net Other Assets (Liabilities) - 0.1%		7,436

Net Assets - 100.0%		$10,559,243

*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Large Cap Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 99.2%
Consumer Discretionary - 12.5%
Comcast Corp., Class A	1,070,970	$53,569,919
Gannett Co., Inc.	1,194,815	32,976,894
McDonald's Corp.	504,849	49,490,347
TJX Cos., Inc., The	834,340	50,602,721
VF Corp.	943,840	58,404,819
Walt Disney Co., The	703,965	56,366,479
Whirlpool Corp.	246,640	36,862,814
		338,273,993

Consumer Staples - 12.9%
General Mills, Inc.^	1,059,658	54,911,478
Kimberly-Clark Corp.	531,165	58,560,941
PepsiCo, Inc.	825,755	68,950,543
Philip Morris International	489,810	40,100,745
Procter & Gamble Co., The	1,088,602	87,741,321
Sysco Corp.	1,097,764	39,662,213
		349,927,241

Energy - 10.9%
Apache Corp.	345,983	28,699,290
Cimarex Energy Co.	389,535	46,397,514
Devon Energy Corp.	832,717	55,733,749
EOG Resources, Inc.	364,728	71,548,692
Occidental Petroleum Corp.	971,887	92,611,112
		294,990,357

Financials - 24.1%
American International Group, Inc.	1,577,765	78,904,027
Citigroup, Inc.	1,694,000	80,634,400
Franklin Resources, Inc.	747,590	40,504,426
JPMorgan Chase & Co.	1,367,703	83,033,249
Marsh & McLennan Cos., Inc.	1,089,755	53,724,922
Morgan Stanley	2,483,735	77,418,020
PNC Financial Services Group, Inc.	751,215	65,355,705
Progressive Corp.	2,163,420	52,398,032
Prudential Financial, Inc.	794,884	67,286,930
Wells Fargo & Co.	1,104,990	54,962,203
		654,221,914

Health Care - 14.5%
Abbott Laboratories	1,840,752	70,887,360
Baxter International, Inc.	505,262	37,177,178

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 99.2% continued
Health Care - 14.5% continued
Boston Scientific Corp.*	4,563,720	$61,701,494
Express Scripts Holding Co.*	611,560	45,922,040
Medtronic, Inc.	1,534,942	94,460,330
Pfizer, Inc.	2,543,932	81,711,096
		391,859,498

Industrials - 12.0%
3M Co.	400,707	54,359,912
Dover Corp.^	653,038	53,385,857
Illinois Tool Works, Inc.	551,579	44,859,920
Knowles Corp.*	292,069	9,220,618
Parker Hannifin Corp.	450,899	53,977,119
Southwest Airlines Co.	578,245	13,652,364
United Technologies Corp.	821,707	96,008,246
		325,464,036

Information Technology - 11.3%
Apple Computer, Inc.	75,136	40,328,497
Cisco Systems, Inc.	2,094,143	46,929,745
International Business Machines Corp.	281,610	54,207,109
Juniper Networks, Inc.*	1,234,445	31,799,303
Linear Technology Corp.	597,800	29,106,882
Microsoft Corp.	1,760,385	72,158,181
Vantiv, Inc., Class A*	1,047,610	31,658,774
		306,188,491

Materials - 1.0%
Air Products & Chemicals, Inc.	216,690	25,794,778

Total Common Stocks		$2,686,720,308

Registered Investment Companies - 1.2%
JPMorgan Prime Money Market Fund, 0.04%Σ	30,125,674	30,125,674
Morgan Stanley Prime Portfolio, 0.05%†Σ	2,575,948	2,575,948

Total Registered Investment Companies		$32,701,622

Total Investment Securities - 100.4%
(Cost $1,977,898,236)**		$2,719,421,930
Net Other Assets (Liabilities) - (0.4)%		(11,138,036)

Net Assets - 100.0%		$2,708,283,894

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $2,541,358.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

See accompanying Notes to Schedules of Investments

Diamond Hill Select Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 94.9%
Consumer Discretionary - 10.5%
Jarden Corp.*	34,375	$2,056,656
TJX Cos., Inc., The	24,930	1,512,005
VF Corp.	35,440	2,193,027
Whirlpool Corp.	16,205	2,421,999
		8,183,687

Consumer Staples - 7.8%
General Mills, Inc.	30,220	1,566,000
PepsiCo, Inc.	26,305	2,196,468
Philip Morris International	27,880	2,282,536
		6,045,004

Energy - 6.0%
Cimarex Energy Co.	25,970	3,093,287
EOG Resources, Inc.	8,070	1,583,092
		4,676,379

Financials - 27.4%
American International Group, Inc.	53,830	2,692,038
Brown & Brown, Inc.	62,575	1,924,807
Citigroup, Inc.	31,185	1,484,406
Endurance Specialty Holdings Ltd.	35,780	1,926,037
Franklin Resources, Inc.	35,680	1,933,142
iStar Financial, Inc. REIT*	125,200	1,847,952
Morgan Stanley	49,725	1,549,928
Navigators Group, Inc.*	24,650	1,513,264
Popular, Inc.*	88,060	2,728,979
Willis Group Holdings plc^	82,345	3,633,885
		21,234,438

Health Care - 15.5%
Baxter International, Inc.	28,500	2,097,030
Boston Scientific Corp.*	239,155	3,233,376
GlaxoSmithKline plc	35,855	1,915,733
Pfizer, Inc.	73,975	2,376,077
Teva Pharmaceutical Industries Ltd., SP ADR	45,755	2,417,693
		12,039,909

Industrials - 10.0%
Dover Corp.	19,325	1,579,819
Hub Group, Inc., Class A*^	57,645	2,305,224
Parker Hannifin Corp.	9,395	1,124,675

Diamond Hill Select Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 94.9% continued
Industrials - 10.0% continued
United Technologies Corp.	23,425	$2,736,977
		7,746,695

Information Technology - 17.7%
Apple Computer, Inc.	4,984	2,675,112
Cisco Systems, Inc.	124,115	2,781,417
International Business Machines Corp.	18,365	3,535,079
Juniper Networks, Inc.*	75,280	1,939,213
Microsoft Corp.	69,335	2,842,042
		13,772,863

Total Common Stocks		$73,698,975

Registered Investment Companies - 5.5%
JPMorgan Prime Money Market Fund, 0.04%Σ	3,097,393	3,097,393
Morgan Stanley Prime Portfolio, 0.05%†Σ	1,154,600	1,154,600

Total Registered Investment Companies		$4,251,993

Total Investment Securities - 100.4%
(Cost $62,792,695)**		$77,950,968
Net Other Assets (Liabilities) - (0.4)%		(321,903)

Net Assets - 100.0%		$77,629,065

*	Non-income producing security.
^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $1,153,713.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.9%
Consumer Discretionary - 9.6%
Comcast Corp., Class A^	920,455	$46,041,159
Gannett Co., Inc.	1,398,655	38,602,878
Jarden Corp.*	653,180	39,079,759
TJX Cos., Inc., The	856,785	51,964,010
VF Corp.	1,084,320	67,097,722
Walt Disney Co., The	810,326	64,882,802
		307,668,330

Consumer Staples - 9.3%
General Mills, Inc.^	987,262	51,159,916
Kimberly-Clark Corp.	610,210	67,275,653
PepsiCo, Inc.	638,130	53,283,855
Procter & Gamble Co., The	1,028,375	82,887,025
Sysco Corp.^	1,201,767	43,419,842
		298,026,291

Energy - 9.7%
Apache Corp.	211,746	17,564,331
Cimarex Energy Co.	631,914	75,267,277
Devon Energy Corp.	692,225	46,330,619
EOG Resources, Inc.	497,761	97,645,775
Occidental Petroleum Corp.	786,123	74,909,661
		311,717,663

Financials - 23.0%
American International Group, Inc.	1,780,370	89,036,303
Brown & Brown, Inc.	1,518,525	46,709,829
Citigroup, Inc.	1,876,569	89,324,684
Franklin Resources, Inc.	1,282,675	69,495,332
JPMorgan Chase & Co.	1,469,890	89,237,022
Morgan Stanley◊	1,531,170	47,726,569
PNC Financial Services Group, Inc.	465,080	40,461,960
Popular, Inc.*	2,551,792	79,080,034
Progressive Corp.	1,222,760	29,615,247
Prudential Financial, Inc.	455,638	38,569,757
Wells Fargo & Co.◊	836,400	41,602,536
Willis Group Holdings plc◊	1,657,985	73,166,877
		734,026,150

Health Care - 10.6%
Abbott Laboratories◊	1,733,005	66,738,023
Baxter International, Inc.	505,971	37,229,346
Boston Scientific Corp.*	5,896,988	79,727,278
Medtronic, Inc.	1,345,487	82,801,269

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 81.9% continued
Health Care - 10.6% continued
Pfizer, Inc.	2,279,820	$73,227,819
		339,723,735

Industrials - 9.9%
3MCo.◊	395,140	53,604,692
Dover Corp.^	680,835	55,658,262
Illinois Tool Works, Inc.◊	591,915	48,140,447
Knowles Corp.*	299,837	9,465,854
Parker Hannifin Corp.	467,780	55,997,944
Southwest Airlines Co.	694,288	16,392,140
United Technologies Corp.	701,480	81,960,923
		321,220,262

Information Technology - 9.8%
Apple Computer, Inc.	103,118	55,347,555
Cisco Systems, Inc.	2,308,925	51,743,010
International Business Machines Corp.◊	338,865	65,228,123
Juniper Networks, Inc.*	1,827,355	47,072,665
Microsoft Corp.◊	1,411,309	57,849,556
Vantiv, Inc., Class A*	1,226,335	37,059,845
		314,300,754

Total Common Stocks		$2,626,683,185

Registered Investment Companies - 17.2%
JPMorgan Prime Money Market Fund, 0.04%Σ	545,261,065	$545,261,065
Morgan Stanley Prime Portfolio, 0.05%†Σ	5,310,590	5,310,590

Total Registered Investment Companies		$550,571,655

Total Investment Securities - 99.1%
Cost ($2,350,212,088)**		$3,177,254,840
Segregated Cash With Brokers - 20.1%		645,940,604
Securities Sold Short - (19.7)%
(Proceeds $482,973,473)		(632,603,142)
Net Other Assets (Liabilities) - 0.5%		16,686,990

Net Assets - 100.0%		$3,207,279,292

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $5,227,508.
*	Non-income producing security.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $247,835,145.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.
See accompanying Notes to Schedules of Investments

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 19.7%
Consumer Discretionary - 9.0%
Brunswick Corp.	1,494,540	$67,687,717
Gap, Inc., The	1,452,415	58,183,745
Grand Canyon Education, Inc.*	405,595	18,941,286
John Wiley & Sons, Inc., Class A	161,510	9,309,436
Life Time Fitness, Inc.*	754,799	36,305,831
Macy's, Inc.	842,705	49,963,979
Sonic Corp.*	424,345	9,670,823
Sotheby's Holdings, Inc.	341,050	14,852,728
Tractor Supply Co.	334,043	23,593,457
		288,509,002

Consumer Staples - 1.4%
Colgate-Palmolive Co.	446,600	28,970,942
Kellogg Co.	252,630	15,842,427
		44,813,369

Financials - 2.9%
BancorpSouth, Inc.	732,265	18,277,334
Cincinnati Financial Corp.	609,315	29,649,268
First American Financial Corp.	526,735	13,984,814
Hanover Insurance Group, Inc.	182,985	11,242,598
Moody's Corp.	114,325	9,068,259
Rouse Properties, Inc.	476,925	8,222,187
		90,444,460

Health Care - 2.1%
Bristol-Myers Squibb Co.	577,590	30,005,801
Covance, Inc.*	100,555	10,447,665
Healthcare Services Group	418,510	12,161,900
Intuitive Surgical, Inc.*	34,575	15,143,504
		67,758,870

Industrials - 2.6%
Boeing Co., The	625,900	78,544,191
Navistar International Corp.*	236,580	8,012,965
		86,557,156

Information Technology - 1.1%
Advent Software, Inc.	847,115	24,871,296
Ubiquiti Networks, Inc.*	237,099	10,780,892
		35,652,188

Materials - 0.3%
Intrepid Potash, Inc.*	580,135	8,968,887

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks (continued) -19.7%
Telecommunication Services - 0.3%
AT&T, Inc.	282,270	$9,899,210

Total Securities Sold Short - 19.7%
(Proceeds $482,973,473)		$632,603,142

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 78.9%
Consumer Discretionary - 11.8%
Aaron's, Inc.^	12,274	$371,166
Comcast Corp., Class A	5,725	286,365
Dollar General Corp.*	8,045	446,336
Dolphin Capital Investors Ltd. GB*	1,030,000	699,345
Gannett Co., Inc.	14,240	393,024
Groupon, Inc.*^	36,025	282,436
Jarden Corp.*	15,200	909,416
LVMH Moet Hennessy Louis Vuitton SA FR	2,300	416,745
Ross Stores, Inc.	4,670	334,139
Staples, Inc.^	43,230	490,228
Steiner Leisure Ltd.*	13,531	625,809
TJX Cos., Inc., The	8,056	488,596
Vail Resorts, Inc.	11,000	766,700
VF Corp.	15,200	940,576
Whirlpool Corp.	8,000	1,195,680
		8,646,561

Consumer Staples - 6.6%
B&G Foods, Inc.^	40,165	1,209,368
Core-Mark Holding Co., Inc.	6,800	493,680
Coty, Inc.	35,500	531,790
Energizer Holdings, Inc.	4,000	402,960
Philip Morris International	10,000	818,700
Post Holdings, Inc.*	17,298	953,466
Tesco plc	31,635	472,311
		4,882,275

Energy - 2.9%
Cimarex Energy Co.	10,250	1,220,877
Energen Corp.	5,800	468,698
Whiting Petroleum Corp.*	6,750	468,383
		2,157,958

Financials - 20.1%
American International Group, Inc.	28,110	1,405,781
Ashmore Group PLC	95,005	526,538
Brown & Brown, Inc.	35,750	1,099,670
Endurance Specialty Holdings Ltd.^	13,930	749,852
Fortress Investment Group LLC, Class A	145,566	1,077,189
Franklin Resources, Inc.	13,945	755,540
iStar Financial, Inc. REIT*◊	100,730	1,486,775

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 78.9% continued
Financials - 20.1% continued
Nationstar Mortgage Holdings, Inc.*^	14,000	$454,440
Navigators Group, Inc.*	24,820	1,523,701
Popular, Inc.*	67,955	2,105,925
Scor SA	7,930	277,722
Willis Group Holdings plc	58,275	2,571,675
Winthrop Realty Trust REIT	72,890	844,795
		14,879,603

Health Care - 13.9%
Air Methods Corp.*^	4,240	226,543
Alere, Inc.*^	27,965	960,598
Boston Scientific Corp.*	109,999	1,487,187
Catamaran Corp.*	10,625	475,575
Express Scripts Holding Co.*	16,100	1,208,948
GlaxoSmithKline plc	14,902	796,214
Ipsen SA	10,975	449,474
LifePoint Hospitals, Inc.*	8,130	443,492
Natus Medical, Inc.*	30,200	779,160
Orthofix International NV*	18,032	543,665
Teva Pharmaceutical Industries Ltd., SP ADR	17,900	945,836
UnitedHealth Group, Inc.	5,430	445,206
Universal American Financial Corp.	80,550	569,489
Valeant Pharmaceuticals International, Inc.*	7,075	932,697
		10,264,084

Industrials - 7.5%
Corrections Corp. of America	11,100	347,652
Hub Group, Inc., Class A*	36,400	1,455,636
Illinois Tool Works, Inc.	4,300	349,719
Kennametal, Inc.^	22,300	987,890
Pacer International, Inc.*	62,835	563,002
Parker Hannifin Corp.	6,200	742,201
Rpx Corp.*^	15,860	258,200
United Technologies Corp.	7,600	887,983
		5,592,283

Information Technology - 16.1%
Apple Computer, Inc.◊	1,585	850,733
Cisco Systems, Inc.◊	82,694	1,853,172
International Business Machines Corp.◊	15,167	2,919,495
Juniper Networks, Inc.*◊	67,420	1,736,739
Linear Technology Corp.	20,268	986,849

Diamond Hill Research Opportunities Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 78.9% continued
Information Technology - 16.1% continued
Microsoft Corp.◊	68,650	$2,813,964
Rovi Corp.*	13,605	309,922
Samsung Electronics Co., Ltd.	310	392,096
		11,862,970

Total Common Stocks		$58,285,734

Registered Investment Companies - 25.9%
JPMorgan Prime Money Market Fund, 0.04%Σ	16,153,924	$16,153,924
Morgan Stanley Prime Portfolio, 0.05%†Σ	3,112,473	3,112,473

Total Registered Investment Companies		$19,266,397

Total Investment Securities - 104.8%
Cost ($67,508,080)**		$77,552,131
Segregated Cash With Brokers - 10.0%		7,398,436
Securities Sold Short - (10.4)%
(Proceeds $6,655,049)		(7,523,539)
Net Other Assets (Liabilities) - (4.4)%		(3,231,232)

Net Assets - 100.0%		$74,195,796

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $3,064,511.
*	Non-income producing security.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $5,588,666.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Research Opportunities Fund
Schedule of Investments Sold Short
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 10.4%
Consumer Discretionary - 3.3%
Apollo Education Group, Inc.*	4,500	$154,080
Brunswick Corp.	900	40,761
Gap, Inc., The	12,290	492,338
Grand Canyon Education, Inc.*	7,638	356,695
John Wiley & Sons, Inc., Class A	2,295	132,284
Life Time Fitness, Inc.*	7,391	355,507
Macy's, Inc.	5,101	302,438
Sonic Corp.*	8,900	202,831
Sotheby's Holdings, Inc.	5,511	240,004
		2,276,938

Financials - 3.1%
BancorpSouth, Inc.	17,000	424,320
Cincinnati Financial Corp.	15,325	745,715
First American Financial Corp.	18,715	496,883
Hanover Insurance Group, Inc.	8,715	535,450
Rouse Properties, Inc.	4,880	84,131
		2,286,499

Health Care - 1.5%
Bristol-Myers Squibb Co.	6,134	318,660
Covance, Inc.*	3,325	345,467
Healthcare Services Group	4,500	130,770
Intuitive Surgical, Inc.*	750	328,492
		1,123,389

Industrials - 1.0%
Boeing Co., The	3,600	451,764
Kansas City Southern Industries, Inc.	1,600	163,296
Navistar International Corp.*	3,900	132,093
		747,153

Information Technology - 1.3%
Advent Software, Inc.	17,674	518,909
Ubiquiti Networks, Inc.*	9,150	416,051
		934,960

Materials - 0.2%
Intrepid Potash, Inc.*	10,000	154,600

Total Securities Sold Short - 10.4%
(Proceeds $6,655,049)		$7,523,539

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares	Fair Value
Preferred Stock - 0.6%
REITs & Real Estate Management - 0.6%
iStar Financial, Inc. Series F, 1.32%	6,322	$149,831

Total Preferred Stock		$149,831

Common Stocks - 87.6%
Banking Services - 22.7%
Bank of Marin Bancorp	7,395	332,923
Bridge Bancorp, Inc.	6,510	173,882
Capital City Bank Group, Inc.^	14,045	186,518
First Horizon National Corp.	36,945	455,901
First Niagara Financial Group, Inc.◊	20,535	194,056
First of Long Island Corp., The	4,560	185,182
First Republic Bank	6,360	343,376
KeyCorp	13,575	193,308
National Penn Bancshares, Inc.	31,930	333,669
PNC Financial Services Group, Inc.◊	7,444	647,628
Popular, Inc.*	49,605	1,537,259
Sterling Bancorp	14,673	185,760
SunTrust Banks, Inc.	7,417	295,122
U.S. Bancorp	2,708	116,065
Wells Fargo & Co.◊	13,061	649,654
		5,830,303

Capital Markets - 8.0%
Fortress Investment Group LLC, Class A	129,375	957,375
Franklin Resources, Inc.	19,915	1,078,995
		2,036,370

Consumer Financial Services - 1.2%
Capital One Financial Corp.	4,125	318,285

Financial Services - 15.2%
Bank of New York Mellon Corp., The◊	5,679	200,412
Citigroup, Inc.	30,060	1,430,856
JPMorgan Chase & Co.	23,605	1,433,059
Morgan Stanley◊	26,380	822,265
		3,886,592

Insurance - 30.2%
ACE Ltd.	4,030	399,212
American Equity Investment Life Holding Co.^	19,070	450,433

Diamond Hill Financial Long-Short Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 87.6% (continued)
Insurance - 30.2% continued
American International Group, Inc.◊	30,265	$1,513,552
Brown & Brown, Inc.	20,900	642,884
Endurance Specialty Holdings Ltd.	10,085	542,876
Enstar Group Ltd.*	3,065	417,790
Greenlight Capital Re Ltd., Class A*	9,315	305,532
HCC Insurance Holdings, Inc.	4,875	221,764
Infinity Property & Casualty Corp.	2,205	149,124
Navigators Group, Inc.*	9,350	573,997
Progressive Corp.	15,790	382,434
Prudential Financial, Inc.	6,815	576,890
Reinsurance Group of America	3,285	261,585
Willis Group Holdings plc	28,765	1,269,399
		7,707,472

IT Services - 1.6%
Vantiv, Inc., Class A*	13,555	409,632

REITs & Real Estate Management - 7.3%
iStar Financial, Inc. REIT*	74,603	1,101,140
Winthrop Realty Trust REIT	66,262	767,977
		1,869,117

Thirfts & Mortgage Finance - 1.4%
Nationstar Mortgage Holdings, Inc.*^	11,105	360,468

Total Common Stocks		$22,418,239

Registered Investment Companies - 13.7%
JPMorgan Prime Money Market Fund, 0.04%Σ	2,917,125	2,917,125
Morgan Stanley Prime Portfolio, 0.05%†Σ	586,141	586,141

Total Registered Investment Companies		$3,503,266

Total Investment Securities - 101.9% (Cost $21,186,242)**		$26,071,336
Segregated Cash With Brokers - 11.4%		2,929,166
Securities Sold Short - (11.0)% (Proceeds $2,343,442)		(2,828,753)
Net Other Assets (Liabilities) - (2.3)%		(587,848)
Net Assets - 100.0%		$25,583,901

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $582,784.
◊	Security position is either entirely or partially held in a segregated account as collateral for securities sold short and aggregates to a total market value of $1,777,075.
*	Non-income producing security.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments Sold Short
March 31, 2014 (Unaudited)
	Shares	Fair Value
Common Stocks - 11.0%
Banking Services - 3.9%
BancorpSouth, Inc.	22,015	$549,494
Bank of The Ozarks, Inc.	3,445	234,467
Home Bancshares, Inc.	6,925	238,359
		1,022,320

Financial Services - 0.9%
Moody's Corp.	2,915	231,218

Insurance - 5.2%
Cincinnati Financial Corp.	13,580	660,803
First American Financial Corp.	13,835	367,319
Hanover Insurance Group, Inc.	4,920	302,285
		1,330,407

REITs & Real Estate Management - 1.0%
Rouse Properties, Inc.	14,200	244,808

Total Securities Sold Short - 11.0%
(Proceeds $2,343,442)		$2,828,753

*	Non-dividend expense producing security.

Percentages disclosed are based on total net assets of the Fund at March 31, 2014.

See accompanying Notes to Schedules of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
March 31, 2014 (Unaudited)
	Shares/ Par Value	Fair Value
Collateralized Debt Obligations - 0.4%
Alesco Preferred Funding Ltd., Class PPNE, 3/23/35#*	$336,608	$88,528
Alesco Preferred Funding VI, Class PNN, 3/23/35#*	621,631	171,514
Fort Sheridan ABS CDO Ltd., Class PPN2, 11/5/41#*	611,948	198,608
Taberna Preferred Funding Ltd., Class PPN2, 7/5/35#*	1,175,564	323,938

Total Collateralized Debt Obligations		$782,588

Corporate Bonds - 94.1%
Consumer Discretionary - 21.4%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17^	$5,304,000	5,562,569
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	3,332,000	3,573,570
Expedia, Inc., 5.95%, 8/15/20	4,600,000	5,092,738
Goodyear Tire & Rubber Co., The, 8.25%, 8/15/20	2,900,000	3,229,875
Goodyear Tire & Rubber Co., The, 8.75%, 8/15/20	3,957,000	4,679,153
J Crew Group, 8.13%, 3/1/19^	2,975,000	3,095,874
Jarden Corp., 6.13%, 11/15/22^	2,614,000	2,810,050
Live Nation Entertainment, 7.00%, 9/1/20††	4,565,000	4,992,969
QVC, Inc., 7.50%, 10/1/19††	3,935,000	4,187,167
Tenneco, Inc., 6.88%, 12/15/20^	4,436,000	4,868,510
Vail Resorts, Inc., 6.50%, 5/1/19	3,543,000	3,724,579
		45,817,054

Consumer Staples - 2.2%
Post Holdings, Inc., 7.38%, 2/15/22	4,295,000	4,617,125

Energy - 6.1%
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	2,730,000	3,003,000
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18	4,150,000	4,450,875
Cimarex Energy Co., 5.88%, 5/1/22	2,025,000	2,197,125
Diamondback Energy, Inc., 7.63%, 10/1/21††	3,146,000	3,397,680
		13,048,680

Financials - 22.4%
CNA Financial Corp., 6.50%, 8/15/16^	2,165,000	2,430,498

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 94.1% continued
Financials - 22.4% continued
Discover Financial Services, 6.45%, 6/12/17	$2,700,000	$3,067,497
First Horizon National Corp., 5.38%, 12/15/15	3,000,000	3,191,922
First Tennessee Bank NA, 5.05%, 1/15/15	1,150,000	1,183,572
iStar Financial, Inc., 4.88%, 7/1/18	4,725,000	4,843,124
iStar Financial, Inc., Series B, 9.00%, 6/1/17	3,605,000	4,235,875
MGIC Investment Corp., 5.38%, 11/1/15	2,105,000	2,189,200
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 8/1/18	6,540,000	6,572,700
Radian Group, Inc., 9.00%, 6/15/17	4,840,000	5,578,100
Regions Financial Corp., 5.75%, 6/15/15	4,000,000	4,218,568
Symetra Financial Corp., 6.13%, 4/1/16††	4,750,000	5,051,801
Synovus Financial Corp., 7.88%, 2/15/19	1,775,000	2,014,625
Synovus Financial Corp., 5.13%, 6/15/17	3,350,000	3,509,125
		48,086,607

Health Care - 14.2%
Biomet, Inc., 6.50%, 8/1/20	5,792,000	6,237,983
DaVita, Inc., 6.63%, 11/1/20	5,184,000	5,553,359
DaVita, Inc., 6.38%, 11/1/18^	2,000,000	2,102,500
HealthSouth Corp., 7.75%, 9/15/22	1,780,000	1,949,100
HealthSouth Corp., 7.25%, 10/1/18	3,439,000	3,636,743
Hospira, Inc., 5.20%, 8/12/20	4,175,000	4,462,086
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20††	3,695,000	3,999,838
Warner Chilcott Co. LLC, 7.75%, 9/15/18	2,335,000	2,492,613
		30,434,222

Industrials - 15.6%
B/E Aerospace, Inc., 6.88%, 10/1/20^	5,685,000	6,239,288
Continental Airlines, Inc., 6.75%, 9/15/15††	6,525,000	6,655,500
United Continental Holdings, Inc., 6.38%, 6/1/18^	5,392,000	5,816,620
United Rentals North America, 7.38%, 5/15/20	6,733,000	7,431,548
US Airways Group, Inc., 6.13%, 6/1/18	6,970,000	7,327,213
		33,470,169

Diamond Hill Strategic Income Fund
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)
	Shares/ Par Value	Fair Value
Corporate Bonds - 94.1% continued
Information Technology - 3.2%
KLA-Tencor Corp., 6.90%, 5/1/18	$4,478,000	$5,251,480
ManTech International Corp., 7.25%, 4/15/18	1,500,000	1,556,625
		6,808,105

Materials - 3.4%
Owens-Illinois, Inc., 7.80%, 5/15/18^	6,321,000	7,379,768

Telecommunication Services - 3.6%
Level 3 Financing, Inc., 8.13%, 7/1/19	6,957,000	7,635,308

Utilities - 2.0%
Source Gas LLC, 5.90%, 4/1/17††	4,000,000	4,226,976

Total Corporate Bonds		$201,524,014

Registered Investment Companies - 9.8%
JPMorgan Prime Money Market Fund,0.04%Σ	8,112,127	8,112,127
Morgan Stanley Prime Portfolio,0.05%†Σ	12,772,480	12,772,480

Total Registered Investment Companies		20,884,607

Total Investment Securities 104.3% (Cost $217,780,429)**		$223,191,209
Net Other Assets (Liabilities) (4.3)%		(9,128,832)
Net Assets - 100.0%		$214,062,377

*	Non-income producing security.
††	Restricted securities not registered under the Securities Act of 1933 and deemed liquid based on procedures approved by the Board of Trustees are as follows:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Continental Airlines, Inc.	December-11	$6,383,875	$6,655,500	3.1%
Diamondback Energy, Inc.	September-13	3,199,577	3,397,680	1.6%
Live Nation Entertainment	February-14	5,005,629	4,992,969	2.3%
QVC, Inc.	April-13	4,354,606	4,187,167	1.9%
Source Gas LLC	March-10	3,840,000	4,226,976	2.0%
Symetra Financial Corp.	February-11	4,973,773	5,051,801	2.4%
Valeant Pharmaceuticals International, Inc.	July-12	3,883,331	3,999,838	1.9%
		$31,640,791	$32,511,931	15.2%

#	Restricted and illiquid securities not registered under the Securities Act of 1933 and valued at fair value by management:

	Acquisition Date	Current Cost	Fair Value	Value as a % of Net Assets
Alesco Preferred Funding Ltd., Series 6A, Class PPNE	March-05	$336,608	$88,528	0.0%
Alesco Preferred Funding VI, Class PNN	December-04	621,631	171,514	0.1%
Fort Sheridan ABS CDO Ltd., Series 2005-1A, Class PPN2	March-05	509,448	198,608	0.1%
Taberna Preferred Funding Ltd., Series 2005-1A, Class PPN2	March-05	1,035,359	323,938	0.2%
		$2,503,046	$782,588	0.4%

^	All or a portion of the security is on loan. The total fair value of the securities on loan, as of March 31, 2014, was $12,221,868.
Σ	Rate represents the daily yield on March 31, 2014.
†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2014.
**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedules of Investments

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short
March 31, 2014 (Unaudited)

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Research Opportunities Fund (“Research Opportunities Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund”) and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust.

With the exception of the Financial Long-Short Fund, the Funds offer four classes of shares: Class A, Class C, Class I and Class Y. The Financial Long-Short Fund offers three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. Class A has a maximum sales charge on purchases of 5.00% as a percentage of the original purchase price except for Strategic Income Fund which is 3.50%.  Class C has a contingent deferred sales charge of 1.00% for shares redeemed within a year of the purchase date.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Investments in other investment companies are valued at their reported net asset value. In each of these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Continued)
March 31, 2014 (Unaudited)

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event occurs that materially affects the furnished price) are valued by the Fair Value Committee. In these cases, the Fair Value Committee, established and appointed by the Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated.  The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities.  These valuations are considered as Level 2 in the fair value hierarchy.

Approximately 0.4% of the Strategic Income Fund’s March 31, 2014 net assets are being valued using estimates provided by the Fair Value Committee. The Fair Value Committee relied heavily upon analysis of the Strategic Income Fund’s portfolio manager in the absence of readily ascertainable fair values. These values may differ from the values that would have been used had a ready market for these securities existed, and the differences could be material.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Levels 1, 2 or 3 as of March 31, 2014 based on the input levels assigned at December 31, 2013.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Investments in Securities: (Assets)
Small Cap Fund
Common Stocks*	$1,087,344,569	$—
Registered Investment Companies	313,661,757	—

Total	1,401,006,326	—
Small-Mid Cap Fund
Common Stocks*	343,983,105	—
Registered Investment Companies	75,078,567	—

Total	419,061,672	—

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Continued)
March 31, 2014 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs
Mid Cap Fund
Common Stocks*	$9,939,947	$—
Registered Investment Company	611,860	—

Total	10,551,807	—
Large Cap Fund
Common Stocks*	2,686,720,308	—
Registered Investment Companies	32,701,622	—

Total	2,719,421,930	—
Select Fund
Common Stocks*	73,698,975	—
Registered Investment Companies	4,251,993	—

Total	77,950,968	—
Long-Short Fund
Common Stocks*	2,626,683,185	—
Registered Investment Companies	550,571,655	—

Total	3,177,254,840	—
Research Opportunities Fund
Common Stocks*	58,285,734	—
Registered Investment Companies	19,266,397	—

Total	77,552,131	—
Financial Long-Short Fund
Preferred Stock*	149,831	—
Common Stocks*	22,418,239	—
Registered Investment Companies	3,503,266	—

Total	26,071,336	—
Strategic Income Fund
Collateralized Debt Obligations	—	782,588
Corporate Bonds*	—	201,524,014
Registered Investment Companies	20,884,607	—

Total	20,884,607	202,306,602
Investments in Securities Sold Short: (Liabilities)
Long-Short Fund
Common Stocks*	(632,603,142)	—
Research Opportunities Fund
Common Stocks*	(7,523,539)	—
Financial Long-Short Fund
Common Stocks*	(2,828,753)	—

*         See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

Short sales — The Long-Short Fund, Research Opportunities Fund, Financial Long-Short Fund and Strategic Income Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Continued)
March 31, 2014 (Unaudited)

sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Segregated Cash With Brokers” on the Schedule of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause a Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds' investment advisor, Diamond Hill Capital Management, Inc. ("DHCM") to accurately anticipate the future value of a security.

Securities lending — Under the terms of the securities lending agreement with Citibank, N.A. (“Citibank”), Citibank is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls are adjusted the next business day.  The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, the Funds pay Citibank 15% of the net securities lending income.

As of 3/31/2014 the value of securities loaned and the collateral held were as follows:

	Fair Value of Securities Loaned	Fair Value of Collateral Received
Small Cap Fund	$80,311,732	$81,852,413
Small-Mid Cap Fund	34,055,752	34,799,763
Large Cap Fund	2,541,358	2,575,948
Select Fund	1,153,713	1,154,600
Long-Short Fund	5,227,508	5,310,590
Research Opportunities Fund	3,064,511	3,112,473
Financial Long-Short Fund	582,784	586,141
Strategic Income Fund	12,221,868	12,772,480

Security transactions — Throughout the reporting period, investment transactions are recorded no later than the first business day following trade date. For financial reporting purposes, investments are reported on trade date on the last business day of the reporting period. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized using the daily effective yield method. The Funds record distributions received from investments in Real Estate Investment Trusts (“REITS”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions.

Diamond Hill Funds
Notes to Schedules of Investments and Securities Sold Short (Concluded)
March 31, 2014 (Unaudited)

Federal Tax Information

As of March 31, 2014, cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, were as follows:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$1,062,052,085	$345,333,308	$(6,379,067)	$338,954,241
Small-Mid Cap Fund	365,396,580	56,453,455	(2,788,363)	53,665,092
Mid Cap Fund	10,470,711	397,402	(316,306)	81,096
Large Cap Fund	1,979,078,605	748,259,849	(7,916,524)	740,343,325
Select Fund	62,987,400	15,253,367	(289,799)	14,963,568
Long-Short Fund	2,352,210,817	833,242,741	(8,198,718)	825,044,023
Research Opportunities Fund	67,482,267	10,517,528	(447,664)	10,069,864
Financial Long-Short Fund	21,301,475	5,023,338	(253,477)	4,769,861
Strategic Income Fund	217,806,353	7,479,501	(2,094,645)	5,384,856

Item 2.   Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30(a)-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Diamond Hill Funds

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date:	May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James F. Laird, Jr.
James F. Laird, Jr., President

Date:	May 29, 2014

By (Signature and Title)	/s/ Trent M. Statczar
Trent M. Statczar, Treasurer

Date:	May 29, 2014